Cover	Sep. 11, 2026
Cover [Abstract]
Entity Registrant Name	PROSPECT CAPITAL CORPORATION
Entity Address, Address Line One	10 East 40th Street
Entity Address, City or Town	New York
Entity Address, Address Line Two	42nd Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
Entity Central Index Key	0001287032
Amendment Flag	false
Document Type	POS EX
City Area Code	212
Local Phone Number	448-0702
Contact Personnel Name	John F. Barry III
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	Yes